ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2023
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
ACCOUNTS RECEIVABLE
NOTE 4 - ACCOUNTS RECEIVABLE:

Accounts receivable consist of the following:

	December 31
	2023	2022
Trade	46,646	29,859
Notes receivable	1,640	2,429
Less - allowance for credit losses	(2,254)	(1,318)
	46,032	30,970
Less - non-current accounts receivable, net	(3,670)	(3,973)
Total current accounts receivable, net	42,362	26,997